CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 88,498	$ 8,024	$ 41,053	$ 46,743	$ 19,352
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	62,753	55,534	77,134	45,458	30,359
Amortization of deferred financing fees	4,187	5,062	6,897	5,753	4,723
Amortization of senior notes discount	435	263	368
Bad debt expense	996	3,030	4,145	869	1,860
Stock-based compensation expense	2,585	955	1,806	6	361
Gain on disposition of property and equipment	(1,060)		(1,273)	627	222
Deferred income taxes	0		336	1,217
Curtailment gain	0			(469)
Changes in operating assets and liabilities, exclusive of business combinations:
Accounts receivable	156,249	70,202	8,524	(57,160)	(70,464)
Accounts receivable - affiliate	(2,007)	(189)	(97)	469	(546)
Inventories	117,097	237,386	61,992	40,898	(77,313)
Broker margin deposits	11,000	14,032	32,934	(10,791)	(28,434)
Prepaid expenses, all other current assets and other assets	(24,454)	18,589	11,226	(8,449)	(29,520)
Accounts payable	(235,370)	(147,359)	18,667	146,947	132,307
Trustee taxes payable	1,917	(15,603)	(11,278)	5,002	6,695
Change in fair value of forward fixed price contracts	6,443	15,472	5,778	(9,845)	(10,958)
Accrued expenses, all other current liabilities and other long-term liabilities	986	(9,842)	(3,065)	25,177	3,999
Net cash provided by (used in) operating activities	194,001	254,112	255,147	232,452	(17,357)
Cash flows from investing activities
Acquisitions	0	(185,262)	(185,262)	(188,748)
Capital expenditures	(73,591)	(46,935)	(67,132)	(44,872)	(15,957)
Proceeds from sale of property and equipment	3,405	5,769	9,187	7,132	2,588
Net cash used in investing activities	(70,186)	(226,428)	(243,207)	(226,488)	(13,369)
Cash flows from financing activities
Proceeds from public offerings, net	0				69,626
(Payments on) borrowings from working capital revolving credit facility	(125,000)	(124,200)	(97,500)	(164,400)	102,200
Borrowings from (payments on) revolving credit facility	(162,100)	(22,300)	12,700	217,000	(95,000)
Proceeds from issuance of term loan	258,903	115,000	115,000
Repayment of term loan	(40,244)		(115,000)
Borrowing from line of credit	0		3,700
Proceeds from senior notes, net of discount	258,903	67,900	147,900
Repurchase of common units	(4,423)		(4,590)	(2,152)	(658)
Repurchased units withheld for tax obligations	0		(2,086)	(96)	(675)
Noncontrolling interest capital contribution	8,400	(2,086)	1,425
Distribution to noncontrolling interest	(8,400)	1,425	(2,920)
Distributions to partners	(54,623)	(50,001)	(67,329)	(54,667)	(42,800)
Net cash (used in) provided by financing activities	(127,487)	(18,593)	(8,700)	(4,315)	32,693
Cash and cash equivalents
Increase in cash and cash equivalents	(3,672)	9,091	3,240	1,649	1,967
Cash and cash equivalents at beginning of year	9,217	5,977	5,977	4,328	2,361
Cash and cash equivalents at end of year	$ 5,545	$ 15,068	$ 9,217	$ 5,977	$ 4,328